SHARE CAPITAL	12 Months Ended
Dec. 31, 2018
Statement [Line Items]
SHARE CAPITAL [Text Block]
7.	SHARE CAPITAL

	a.	Authorized share capital

The Company is authorized to issue an unlimited number of common shares without par value and an unlimited number of preferred shares without par value.

	b.	Financing

On February 8, 2018, Western issued 2,905,066 units at a price of $1.15 per unit for aggregate gross proceeds of $3,340,826. Each unit consisted of one common share and half of a non-transferable warrant. Each whole warrant entitles the holder to purchase one additional common share at a price of $1.75 until February 8, 2020.  Issuace costs related to the financing totaled $152,825.

The fair value assigned to the warrants was calculated using the Black-Scholes option pricing model and the following inputs and assumptions:

Warrants issued	1,452,533
Exercise price	$1.75
Market price	$1.10
Expected term (years)	2.0
Expected share price volatility	63.8%
Average risk-free interest rate	1.83%
Expected dividend yield	-

FAIR VALUE ASSIGNED	$319,000